Acquisitions, disposals and discontinued operations	12 Months Ended
Dec. 31, 2020
Acquisitions, disposals and discontinued operations
Acquisitions, disposals and discontinued operations

6.Acquisitions, disposals and discontinued operations

Flocktory and Billing online

In 2020 management finalized valuation and purchase price allocation for acquisitions of Flocktory and Billing online with no significant effect on goodwill and net assets of these businesses.

Rocketbank wind down

In March 2020, the Board of Directors decided to wind down the Rocketbank project and had finished the process by the end of third quarter 2020. Since that date the Rocketbank’s operations are considered as discontinued.

Rocketbank represented the entire Group’s operating segment. Assets that remained after Rocketbank liquidation were transferred to Payment Services segment.

SOVEST disposal

In the second quarter of 2020 the Group made a decision to dispose its SOVEST project.

In June 2020, the Group entered into the framework agreement and several related binding agreements to sell certain specific SOVEST project assets to an unrelated party. As a part of the transaction, the Group assigned the portfolio of SOVEST instalment card loans as well as transferred respective brands and domains. Since then, SOVEST was classified as a disposal group held for sale and as a discontinued operation.

As a part of the transaction, the Group was to dismiss most SOVEST employees and the buyer extended job offers to certain SOVEST employees and reimbursed to the Group corresponding redundancy costs.

The sale of SOVEST assets was completed in July 2020 for approximately RUB 6 billion, resulting in a pre-tax loss on disposal of 712.

SOVEST project represented the entire Group’s Consumer Financial Services operating segment.

The results of the discontinued operations for the years ended December 31 are presented below:

	Year ended December 31, 2018			Year ended December 31, 2019			Year ended December 31, 2020
	Rocketbank	SOVEST	Total	Rocketbank	SOVEST	Total	Rocketbank	SOVEST	Total
Revenue	180	837	1,017	1,339	2,056	3,395	1,151	1,463	2,614
Operating costs and expenses:	(1,515)	(3,932)	(5,447)	(4,790)	(4,142)	(8,932)	(2,065)	(2,290)	(4,355)
Cost of revenue (exclusive of items shown separately below)	(443)	(178)	(621)	(1,829)	(256)	(2,085)	(604)	(160)	(764)
Selling, general and administrative expenses	(445)	(1,821)	(2,266)	(1,020)	(1,751)	(2,771)	(338)	(424)	(762)
Personnel expenses	(580)	(1,410)	(1,990)	(1,128)	(1,445)	(2,573)	(986)	(796)	(1,782)
Depreciation and amortization	(47)	(45)	(92)	(214)	(44)	(258)	(111)	(54)	(165)
Credit loss (expense)/income	—	(478)	(478)	(8)	(646)	(654)	8	(788)	(780)
Impairment of non-current assets (Note 11)	—	—	—	(591)	—	(591)	(34)	(68)	(102)
Loss from operations	(1,335)	(3,095)	(4,430)	(3,451)	(2,086)	(5,537)	(914)	(827)	(1,741)
Loss from sale of Sovest loans’ portfolio	—	—	—	—	—	—	—	(712)	(712)
Foreign exchange gain and loss, net	(1)	—	(1)	—	—	—	(25)	—	(25)
Interest income and expenses, net	—	—	—	(36)	(2)	(38)	(25)	(6)	(31)
Loss before tax from discontinued operations	(1,336)	(3,095)	(4,431)	(3,487)	(2,088)	(5,575)	(964)	(1,545)	(2,509)
Income tax benefit	268	608	876	611	410	1,021	138	63	201
Net loss from discontinued operations	(1,068)	(2,487)	(3,555)	(2,876)	(1,678)	(4,554)	(826)	(1,482)	(2,308)

Earnings per share for discontinued operations
Basic, loss from discontinued operations attributable to ordinary equity holders of the parent			(58.09)			(73.71)			(37.07)
Diluted, loss from discontinued operations attributable to ordinary equity holders of the parent			(57.60)			(73.14)			(36.98)

The net cash flows incurred by Rocketbank and SOVEST project are, as follows:

	Year ended December 31, 2018			Year ended December 31, 2019			Year ended December 31, 2020
	Rocketbank	SOVEST	Total	Rocketbank	SOVEST	Total	Rocketbank	SOVEST	Total
Operating	11,612	(6,526)	5,086	(1,372)	(3,675)	(5,047)	(15,415)	6,466	(8,949)
Investing	(64)	(42)	(106)	(1,623)	(30)	(1,653)	1,282	—	1,282
Financing	—	—	—	(58)	—	(58)	(64)	(20)	(84)
Net cash (outflow)/inflow	11,548	(6,568)	4,980	(3,053)	(3,705)	(6,758)	(14,197)	6,446	(7,751)